LIABILITIES FOR FUTURE POLICYHOLDER BENEFITS - Balances of and Changes in Additional Liabilities Related to Insurance Guarantees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 279	$ 0
Ending balance	1,074	279
Net liability for additional liability	$ 16,603	$ 18,178
Less: Reinsurance Recoverable				$ 1,896
Net liability for additional liability, after reinsurance recoverable				6,574
Weighted Average Interest Rate	4.50%	4.50%
Assessments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	$ 666	$ 850
Interest Accretion
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	49	45
UL
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for additional liability	$ 1,109	$ 1,087
Weighted Average Interest Rate	4.50%	4.50%
UL | Protection Solutions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 1,087	$ 1,021
Beginning balance before AOCI adjustments	1,076	1,005
Effect of changes in interest rate & cash flow assumptions and model changes		8	$ (4)
Effect of actual variances from expected experience		25	8
Adjusted beginning of the period balance		1,109	1,009
Interest accrual	49	45
Net assessments collected	68	85
Benefits payments	(91)	(63)
Ending balance before shadow reserve adjustments	1,135	1,076
Effect of reserve adjustment recorded in AOCI	(26)	11
Ending balance	1,109	1,087
Net liability for additional liability	1,109	1,087
Less: Reinsurance Recoverable	0	0
Net liability for additional liability, after reinsurance recoverable	$ 1,109	$ 1,087
Weighted-average duration of additional liability - death benefit (years)	22 years	23 years 2 months 12 days
UL | Assessments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	$ 666	$ 850
UL | Interest Accretion
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Revenue and Interest Accretion	49	45
Term
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Net liability for additional liability	$ 1,365	$ 1,809
Weighted Average Interest Rate	5.70%	5.80%
Term | Protection Solutions
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Less: Reinsurance Recoverable				59
Net liability for additional liability, after reinsurance recoverable				$ 1,924
Term | Protection Solutions | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 4,294	$ 4,475
Beginning balance before AOCI adjustments	222	69
Effect of actual variances from expected experience		31	11
Adjusted beginning of the period balance		3,494	3,264
Interest accrual	168	168
Benefits payments	353	308
Ending balance before shadow reserve adjustments		222
Ending balance	3,465	4,294
Net liability for additional liability	1,365	1,809
Less: Reinsurance Recoverable	21	(42)
Net liability for additional liability, after reinsurance recoverable	$ 1,386	$ 1,767
Weighted-average duration of additional liability - death benefit (years)	7 years	7 years 6 months
Payout - Legacy
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Weighted Average Interest Rate	3.40%	3.10%
Payout - Legacy | Individual Retirement | Operating Segments
Liability for Future Policy Benefit, Expected Future Policy Benefit [Roll Forward]
Beginning balance	$ 1,114	$ 1,158
Beginning balance before AOCI adjustments	(2)	34
Effect of actual variances from expected experience		(1)	(8)
Adjusted beginning of the period balance		880	$ 909
Interest accrual	40	40
Benefits payments	98	92
Ending balance before shadow reserve adjustments		(2)
Ending balance	828	1,114
Net liability for additional liability	828	1,114
Less: Reinsurance Recoverable	0	0
Net liability for additional liability, after reinsurance recoverable	$ 828	$ 1,114
Weighted-average duration of additional liability - death benefit (years)	9 years 6 months	9 years 7 months 6 days